HIMCO VIT Index Fund
HIMCO VIT Index Fund
INVESTMENT GOAL.
The Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HIMCO VIT Index Fund (USD $)	IA	IB
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HIMCO VIT Index Fund		IA	IB
Management fees	[1]	0.30%	0.30%
Distribution and service (12b-1) fees	[1]	none	0.25%
Other expenses	[1]	0.05%	0.05%
Total annual fund operating expenses	[1]	0.35%	0.60%
Fee waiver and/or expense reimbursement	[1][2]	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.33%	0.58%
[1]	Fees and expenses have been restated to reflect current fees.
[2]	Hartford Investment Management Company has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses as follows: 0.33% (Class IA) and 0.58% (Class IB). This contractual arrangement will remain in effect until April 30, 2016, and shall renew automatically for one-year terms unless the adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example HIMCO VIT Index Fund (USD $)	Year 1	Year 3	Year 5	Year 10
IA	34	110	194	442
IB	59	189	333	749

Expense Example No Redemption HIMCO VIT Index Fund (USD $)	Year 1	Year 3	Year 5	Year 10
IA	34	110	194	442
IB	59	189	333	749

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  The Fund is the successor to the investment performance of the Hartford Index HLS Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund uses the Standard & Poor’s 500 Index (the “Index”) as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the Fund’s investment manager, Hartford Investment Management Company (“Hartford Investment Management”), is representative of the performance of publicly-traded common stocks. Therefore, the Fund attempts to approximate the capital performance and dividend income of the Index. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the Fund’s portfolio after taking into account their individual weights in the Index. Hartford Investment Management does not attempt to “manage” the Fund’s portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless, of course, the company is removed from the Index.  Additionally, due to an internal policy of the investment manager, the Fund does not invest in the stock of The Hartford Financial Services Group, Inc. (HIG), a component of the Index. Accordingly, the investment manager is unable to track the Index in its entirety, which may affect the Fund’s performance. The investment manager re-allocates the Fund’s exposure to HIG across the Life/Health, Property/Casualty and Multi-line Insurance industries.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in this prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index Strategy Risk —The Fund is not actively managed, but instead is designed to match its index.  Therefore, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio.  The Fund will remain invested in stocks even when stock prices are generally falling.

Tracking Error Risk  - The Fund’s performance may not match or correlate to that of its reference index, either on a daily or aggregate basis. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s portfolio and the component securities of the index, rounding of share prices, asset valuation, timing variances, changes to the composition of the Index and regulatory requirements may cause the Fund’s performance to diverge from the performance of the index. Tracking error risk may cause the Fund’s performance to be less than expected.

The Fund is subject to certain other risks, which are described elsewhere in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  The performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund.  Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund and Hartford Investment Management, the Fund’s investment manager, served as the sub-adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Shows the returns of the Fund’s Class IA shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 15.80% (2nd quarter, 2009) Lowest -21.97% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
Average annual total returns for periods ending 12/31/13

The table below shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns HIMCO VIT Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	31.95%	17.59%	7.08%
IB	31.61%	17.30%	6.82%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%